JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 92.5%(a)
California — 92.5%
Certificate of Participation/Lease — 0.5%
County of Monterey, 2009 Refinancing Project COP, AGM, 5.00%, 8/1/2020	1,500	1,510

Education — 3.5%
California Educational Facilities Authority, Pomona College Series A, Rev., 0.00%, 7/1/2026	2,000	1,818
California Educational Facilities Authority, Stanford University
Series T-5, Rev., 5.00%, 3/15/2023	1,500	1,698
Series U-2, Rev., 5.00%, 10/1/2032	1,500	2,040
University of California
Series AB, Rev., 5.00%, 5/15/2026	570	603
Series AM, Rev., 5.00%, 5/15/2028	1,500	1,755
Series AR, Rev., 5.00%, 5/15/2035	1,500	1,813
University of California, Limited Project Series O, Rev., 5.00%, 5/15/2034	1,500	1,894

		11,621

General Obligation — 30.6%
City of San Jose Series A-1, GO, 5.00%, 9/1/2036	1,500	1,925
Coast Community College District, Election of 2002 Series B, GO, AGM, 0.00%, 8/1/2030	2,000	1,611
Counties of Santa Barbara, San Luis Obispo and Ventura, Allan Hancock Joint Community College District GO, 5.00%, 8/1/2030	1,250	1,460
Counties of Sonoma, Mendocino and Marin, Sonoma County Junior College District GO, 5.00%, 8/1/2027	1,000	1,146
County of Contra Costa, Mount Diablo Unified School District, Election of 2010 Series 2012E, GO, 5.00%, 8/1/2026	1,210	1,336
County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation GO, 0.00%, 8/1/2023	1,500	1,429
County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation Series A, GO, 0.00%, 8/1/2027	2,000	1,726
County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation GO, AGM, 0.00%, 9/1/2024	1,000	929
County of Sacramento, San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2029	1,000	1,140
County of San Mateo, South San Francisco Unified School District, Capital Appreciation Series C, GO, 0.00%, 9/1/2028	1,800	1,489
County of Santa Clara, Campbell Union High School District GO, 5.00%, 8/1/2027	1,700	2,004
County of Santa Clara, Campbell Union High School District, Election 2016
Series B, GO, 5.00%, 8/1/2033	370	451
Series B, GO, 5.00%, 8/1/2035	2,000	2,424
County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation Series B, GO, AGC, 0.00%, 8/1/2024	1,915	1,789
County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation
GO, 0.00%, 8/1/2022	1,500	1,453
GO, 0.00%, 8/1/2025	1,015	937
GO, 0.00%, 8/1/2026	1,500	1,355
County of Santa Clara, San Jose Unified School District GO, 5.00%, 8/1/2028	1,750	1,997
Series C, GO, 5.00%, 8/1/2030	900	1,053
Series C, GO, 5.00%, 8/1/2031	1,560	1,823
East Side Union High School District Series B, GO, NATL-RE, 5.25%, 2/1/2026	2,000	2,416
Escondido Union High School District, Election of 2008, Capital Appreciation
Series A, GO, AGC, 0.00%, 8/1/2025	1,500	1,375
Series 2009A, GO, AGC, 0.00%, 8/1/2029	1,000	821
Los Angeles Community College District Series A, GO, 5.00%, 8/1/2031	1,500	1,752

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Los Angeles Unified School District
Series A, GO, 5.00%, 7/1/2023	2,550	2,897
Series 2019A, GO, 5.00%, 7/1/2032	1,500	1,921
Menlo Park City School District, Crossover Capital Appreciation
GO, 0.00%, 7/1/2031	500	354
GO, 0.00%, 7/1/2032	880	595
Mount San Antonio Community College District, Election of 2008, Capital Appreciation Series 2013A, GO, 0.00%, 8/1/2030	3,205	2,013
Napa Valley Community College District Series B, GO, NATL-RE, 0.00%, 8/1/2026	1,215	1,092
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2018 Series 2019A, GO, 5.00%, 7/1/2021	2,065	2,196
San Diego Unified School District, Election of 1998
Series 1998C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,412
Series F-1, GO, AGM, 5.25%, 7/1/2028	2,500	3,313
San Francisco Bay Area Rapid Transit District, Election of 2004 Series D, GO, 5.00%, 8/1/2032	2,000	2,407
San Jose Unified School District Series C, GO, NATL-RE, 0.00%, 6/1/2031	3,035	2,369
San Juan Unified School District GO, AGM, 0.00%, 8/1/2024	1,750	1,641
San Mateo County Community College District
Series A, GO, NATL-RE, 0.00%, 9/1/2024	1,400	1,310
Series B, GO, NATL-RE, 0.00%, 9/1/2026	2,000	1,797
Series A, GO, NATL-RE, 0.00%, 9/1/2029	2,000	1,657
Series B, GO, 5.00%, 9/1/2033	1,000	1,289
Series B, GO, NATL-RE, 0.00%, 9/1/2034	1,000	712
San Mateo County Community College District, Election of 2001 Series 2005B, GO, NATL-RE, 0.00%, 9/1/2027	1,130	990
San Rafael City Elementary School District, Election of 2002 Series 2004B, GO, NATL-RE, 0.00%, 8/1/2029	2,000	1,637
Santa Monica Community College District, Election of 2004 Series 2009C, GO, 0.00%, 8/1/2027	1,000	878
State of California
GO, 5.00%, 9/1/2021	1,000	1,070
GO, 5.25%, 9/1/2027	1,575	1,687
GO, 5.00%, 8/1/2036	2,650	3,315
State of California, School Facilities GO, 4.00%, 9/1/2032	2,000	2,281
State of California, Various Purpose
GO, 5.00%, 8/1/2026	1,320	1,633
GO, 5.00%, 8/1/2027	2,000	2,528
GO, 5.00%, 11/1/2027	3,000	3,812
GO, 5.00%, 12/1/2029	2,000	2,296
GO, 5.00%, 8/1/2030	2,000	2,494
GO, 5.00%, 9/1/2030	1,000	1,067
GO, 5.00%, 8/1/2031	1,500	1,764
GO, 5.00%, 10/1/2032	3,000	3,515
GO, 5.00%, 8/1/2033	1,000	1,212
GO, 5.00%, 4/1/2036	1,000	1,269
GO, 5.00%, 8/1/2037	1,430	1,783

		101,047

Hospital — 7.2%
ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare Series 2014A, Rev., 5.00%, 8/1/2031	1,000	1,127
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,500	1,678
Series 2016A, Rev., 4.00%, 3/1/2029	2,380	2,654
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	303
Rev., 5.00%, 11/15/2032	400	482
Series 2016A, Rev., 5.00%, 8/15/2033	3,500	4,275
Series 2016B, Rev., 5.00%, 8/15/2035	1,500	1,823
California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford
Series 2014A, Rev., 5.00%, 8/15/2027	580	677
Series 2014A, Rev., 5.00%, 8/15/2028	850	990
Series 2014A, Rev., 5.00%, 8/15/2030	655	759
Series A, Rev., 5.00%, 8/15/2030	1,000	1,213

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California Health Facilities Financing Authority, St. Joseph Health System Series 2013A, Rev., 5.00%, 7/1/2028	1,000	1,131
California Health Facilities Financing Authority, Sutter Health
Series 2011D, Rev., 5.00%, 8/15/2025	1,000	1,067
Series 2018A, Rev., 5.00%, 11/15/2025	500	613
Series 2016A, Rev., 5.00%, 11/15/2031	1,500	1,799
Series 2016A, Rev., 5.00%, 11/15/2032	1,150	1,376
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,876

		23,843

Housing — 0.8%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	2,163
City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities Series A, Rev., GNMA COLL, 7.50%, 5/1/2023(b)	315	351

		2,514

Industrial Development Revenue/Pollution Control Revenue — 0.5%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project Series 2015B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,600

Other Revenue — 7.7%
California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation Rev., 5.00%, 6/1/2020	1,000	1,016
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2028	1,000	1,148
California State Public Works Board Series 2019B, Rev., 5.00%, 5/1/2030	2,435	3,205
California State Public Works Board, Department of General Services Series F, Rev., 5.00%, 5/1/2030	1,000	1,185
Contra Costa County Transportation Authority, Sales Tax Series A, Rev., 5.00%, 3/1/2032	2,000	2,372
Golden State Tobacco Securitization Corp., Tobacco Settlement Series 2017A-1, Rev., 5.00%, 6/1/2024	2,500	2,858
Midpeninsula Regional Open Space District, 2004 Project Lease
Rev., 5.00%, 9/1/2030	500	599
Rev., 5.00%, 9/1/2031	270	322
Riverside Public Financing Authority, Main Library Project Series 2019A, Rev., 5.00%, 11/1/2034‡	450	564
San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,839
San Mateo Joint Powers Financing Authority, Capital Projects Program Series 2009A, Rev., 5.25%, 7/15/2021	2,190	2,201
Santa Ana Financing Authority, Police Administration and Holding Facility Lease
Series A, Rev., NATL-RE, 6.25%, 7/1/2024(b)	750	851
Series A, Rev., NATL-RE, 6.25%, 7/1/2024	750	845
Santa Clara County Financing Authority
Series A, Rev., 5.00%, 5/1/2028	1,600	2,072
Series A, Rev., 5.00%, 5/1/2029	1,625	2,143
Ventura County Public Financing Authority Series A, Rev., 5.00%, 11/1/2029	1,000	1,108

		25,328

Prerefunded — 5.5%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area
Series F-1, Rev., 5.00%, 4/1/2027(b)	1,175	1,286
Series F-1, Rev., 5.00%, 4/1/2029(b)	1,855	2,031
California State Department of Water Resources, Central Valley Project, Water System Series 2009AG, Rev., 5.00%, 12/1/2024(b)	145	145
County of Santa Clara, San Jose Unified School District GO, 5.00%, 8/1/2024(b)	1,610	1,720

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cupertino Union School District Series A, GO, 5.00%, 8/1/2027(b)	1,000	1,147
East Bay Municipal Utility District, Water System Series A, Rev., 5.00%, 6/1/2027(b)	1,500	1,531
Irvine Ranch Water District
COP, 5.00%, 3/1/2026(b)	1,000	1,010
COP, 5.00%, 3/1/2027(b)	1,500	1,515
San Diego Community College District, Election of 2006 GO, 5.00%, 8/1/2026(b)	1,000	1,068
San Francisco Bay Area Rapid Transit District, Sales Tax Rev., 5.00%, 7/1/2027(b)	1,500	1,535
San Francisco City and County Public Utilities Commission, Water Series 2010A, Rev., 5.00%, 11/1/2026(b)	2,380	2,420
San Mateo Union High School District, Capital Appreciation, Election of 2006 Series A, GO, 5.00%, 9/1/2030(b)	2,035	2,340
University of California Series AB, Rev., 5.00%, 5/15/2026(b)	430	455

		18,203

Transportation — 15.3%
Alameda Corridor Transportation Authority, Tax-Exempt Second Subordinate Lien Series 2016B, Rev., AGM, 5.00%, 10/1/2035	2,000	2,374
City of Long Beach Series A, Rev., 5.00%, 5/15/2036	750	960
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2024	250	293
Series A, Rev., 5.00%, 5/15/2025	1,000	1,018
Series 2014B, Rev., 5.00%, 5/15/2026	250	293
Series B, Rev., 5.00%, 5/15/2026	1,500	1,528
Series B, Rev., 5.00%, 5/15/2027	225	263
Series A, Rev., AMT, 5.00%, 5/15/2033	500	607
City of Los Angeles, Department of Airports
Series A, Rev., 5.00%, 5/15/2026	2,000	2,037
Series A, Rev., 5.00%, 5/15/2027	1,000	1,018
Series B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,472
Series A, Rev., AMT, 5.00%, 5/15/2029	2,000	2,173
Series A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,825
Series C, Rev., 5.00%, 5/15/2031	1,250	1,480
Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,520
City of Los Angeles, Harbor Department
Series 2011A, Rev., AMT, 5.00%, 8/1/2021	1,000	1,063
Series B, Rev., 5.00%, 8/1/2025	1,000	1,065
Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,719
Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation Series 1995A, Rev., 0.00%, 1/1/2026(b)	1,795	1,649
Los Angeles County, Metropolitan Transportation Authority
Series A, Rev., 5.25%, 7/1/2023	2,000	2,050
Series 2019-B, Rev., 5.00%, 7/1/2035	2,000	2,537
Port of Los Angeles, Private Activity Series 2019A, Rev., AMT, 5.00%, 8/1/2025	1,000	1,194
San Bernardino County Transportation Authority Series A, Rev., 5.00%, 3/1/2029	2,000	2,173
San Diego County Regional Airport Authority, Senior Airport Series B, Rev., AMT, 5.00%, 7/1/2028	1,000	1,124
San Diego County Regional Airport Authority, Subordinate Airport
Series B, Rev., AMT, 5.00%, 7/1/2034	755	905
Series A, Rev., 5.00%, 7/1/2035	1,000	1,221
San Francisco City & County Airport Commission, International Airport Series H, Rev., AMT, 5.00%, 5/1/2027	1,400	1,728
San Francisco City and County, Airport Commission, San Francisco International Airport
Series 2019A, Rev., AMT, 5.00%, 1/1/2025	1,790	2,098
Series 2017D, Rev., AMT, 5.00%, 5/1/2025	2,000	2,367
Series 2019A, Rev., AMT, 5.00%, 5/1/2034	2,000	2,489
Series 2019A, Rev., AMT, 5.00%, 5/1/2035	1,000	1,241

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Francisco City and County, Airport Commission, San Francisco International Airport, Second Series
Series 2011D, Rev., 5.00%, 5/1/2026	1,615	1,704
Series 2012A, Rev., AMT, 5.00%, 5/1/2029	2,000	2,176

		50,364

Utility — 5.9%
City of Burbank, Water and Power Electric Series 2010A, Rev., 5.00%, 6/1/2022	2,860	2,914
Long Beach Bond Finance Authority, Natural Gas Series A, Rev., 5.25%, 11/15/2020	1,500	1,555
Los Angeles Department of Water & Power System
Series 2013A, Rev., 5.00%, 7/1/2027	2,165	2,425
Series C, Rev., 5.00%, 7/1/2027	1,500	1,764
Series D, Rev., 5.00%, 7/1/2032	2,480	3,166
Series 2019A, Rev., 5.00%, 7/1/2036	1,825	2,314
San Diego Association of Governments, Mid-Coast Corridor Transit Project Series A, Rev., 5.00%, 11/15/2025	1,500	1,773
Santa Clara Valley Water District, Water System Series 2016A, Rev., 5.00%, 6/1/2030	1,600	1,953
Southern California Public Power Authority, Apex Power Project Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,162
Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2025	500	531

		19,557

Water & Sewer — 15.0%
California State Department of Water Resources, Central Valley Project, Water System Series 2019BA, Rev., 5.00%, 12/1/2024	1,500	1,791
Series 2019BA, Rev., 5.00%, 12/1/2026	1,500	1,891
Series AW, Rev., 5.00%, 12/1/2032	2,600	3,217
Series 2019BA, Rev., 5.00%, 12/1/2033	1,500	1,959
City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,390
City of Los Angeles, Wastewater System, Green Bonds
Series A, Rev., 5.00%, 6/1/2028	1,825	2,204
Series B, Rev., 5.00%, 6/1/2033	1,500	1,789
Series A, Rev., 5.00%, 6/1/2034	1,000	1,264
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,891
City of Santa Rosa, Wastewater, Capital Appreciation Series B, Rev., AGM-CR, AMBAC, 0.00%, 9/1/2023	1,500	1,425
County of Marin, Marin Water District Financing Authority, Sub Lien Series 2012A, Rev., 5.00%, 7/1/2028	1,185	1,300
County of San Mateo, Silicon Valley Clean Water Rev., 5.00%, 2/1/2030	790	907
East Bay Municipal Utility District Water System, Green Bonds Series 2019A, Rev., 5.00%, 6/1/2038	1,595	2,028
Eastern Municipal Water District Financing Authority, Water and Wastewater Series 2016B, Rev., 5.00%, 7/1/2033	3,000	3,645
Los Angeles Department of Water and Power Power System
Series 2019C, Rev., 5.00%, 7/1/2036	2,715	3,479
Series 2019C, Rev., 5.00%, 7/1/2037	2,500	3,190
Metropolitan Water District of Southern California, Water
Series 2012F, Rev., 5.00%, 7/1/2028	2,000	2,201
Series A, Rev., 5.00%, 10/1/2029	1,500	1,635
San Francisco City and County Public Utilities Commission, Water Series D, Rev., 5.00%, 11/1/2034	2,710	3,409

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Silicon Valley Clean Water, Wastewater Series A, Rev., 3.00%, 3/1/2024	2,000	2,146
Southern California Water Replenishment District Financing Authority, Replenishment Assessment
Rev., 5.00%, 8/1/2030	1,050	1,261
Rev., 5.00%, 8/1/2031	1,420	1,699
Rev., 5.00%, 8/1/2032	2,410	2,875

		49,596

Total California		305,183

TOTAL MUNICIPAL BONDS (Cost $288,880)		305,183

	Shares (000)
SHORT-TERM INVESTMENTS — 6.5%
INVESTMENT COMPANIES — 6.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(c)(d)(Cost $21,638)	21,638	21,638

Total Investments — 99.0% (Cost $310,518)		326,821
Other Assets Less Liabilities — 1.0%		3,225

Net Assets — 100.0%		330,046

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of November 30, 2019.
‡	Value determined using significant unobservable inputs.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$1,510	$—	$1,510
Education	—	11,621	—	11,621
General Obligation	—	101,047	—	101,047
Hospital	—	23,843	—	23,843
Housing	—	2,514	—	2,514
Industrial Development Revenue/Pollution Control Revenue	—	1,600	—	1,600
Other Revenue	—	24,764	564	25,328
Prerefunded	—	18,203	—	18,203
Transportation	—	50,364	—	50,364
Utility	—	19,557	—	19,557
Water & Sewer	—	49,596	—	49,596

Total California	—	304,619	564	305,183

Total Municipal Bonds	—	304,619	564	305,183

Short-Term Investments
Investment Companies	21,638	—	—	21,638

Total Investments in Securities	$21,638	$304,619	$564	$326,821

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(a)(b)	$9,248	$93,365	$80,974	$(1)	$—	$21,638	21,638	$98	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.